Revenues: (Details 1) - Airplan [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 MXN ($)
Income associated with intangible compulsory works	$ 35,154
Income associated with intangible complementary works	152,140
Revenue from construction contracts	$ 187,294